Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Number of Operating Segments		1
Number of Reportable Segments		1
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent		$ (1,365,000)	$ 158,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		7 years
Thunder Bridge Acquisition Il, Ltd.[Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage	$ 250,000		250,000
Thunder Bridge Acquisition Il, Ltd.[Member] | Initial Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	19,483,537		19,483,537
Charges to stockholders’ equity	$ 18,509,360		$ 18,509,360
Production Masks [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		4 years